Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Extinguishment of Debt [Line Items]
Operating lease right-of-use assets (note 5)	$ 14,435	$ 52,961